Commitments and contingent liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Commitments and contingent liabilities
Capital expenditures

	March 31,
	2021	2022
	$ in thousands	$ in thousands

Construction in Xinxing, Guangdong, PRC	1,015	87

Total construction cost	1,015	87